UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Debt Central Fund Annual Report December 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity® Emerging Markets Debt Central Fund	16.50%	7.27%	7.17%

 A From March 17, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Debt Central Fund on March 17, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global performed over the same period.

Period Ending Values
$14,939	Fidelity® Emerging Markets Debt Central Fund
$14,062	J.P. Morgan Emerging Markets Bond Index Global

Management's Discussion of Fund Performance

Market Recap:  For the year ending December 31, 2016, emerging-markets (EM) debt advanced 10.19%, as measured by the J.P. Morgan Emerging Markets Bond Index Global. Despite a tough fourth quarter amid rising interest rates, EM debt rallied for the full year against a backdrop of fairly benign rates, rebounding commodities prices and some signs of economic stabilization in China. Further, the investment environment was generally “risk on,” partly due to the actions of several major central banks across the globe. Among the countries that comprise the J.P. Morgan index, Venezuela (+53%) was the top-performing issuer, benefiting from both the strength of the price of oil and the government’s consistent repayment of outstanding debt. Rising oil prices also helped Brazil (+21%). Meanwhile, several relatively small index components and lower credit-quality issuers with exposure to commodities also outperformed, given investors’ penchant for riskier assets. Standouts included Ecuador (+41%), Zambia (+36%), Ghana (+33%) and Iraq (+33%). Conversely, a number of higher-quality issuers underperformed, such as Philippines and Poland, which each gained about 3%. Mexico (+7%) lagged the index on heightened political concerns following the U.S. presidential election, while Turkey (-1%) declined on a worsening political situation, including a failed coup.

Comments from Portfolio Manager Jonathan Kelly:  For the year, the fund returned 16.50%, handily outpacing the J.P. Morgan index. Security selection drove the fund's relative outperformance. This partly was the result of my focus on shorter-duration bonds, which helped in the rising interest rate environment of the latter half of the year. Country selection also contributed, as we were well-positioned in some oil-producing countries that benefited from the recovery in resource prices. Security selection in Brazil added the most value versus the index. Here, the fund was helped by a non-benchmark stake in corporate bonds. Elsewhere, an overweighting and focus on short-term bonds in Venezuela added relative value, helped by higher oil prices. Corporate bonds in Russia also gained on crude’s rebound, while corporate bonds in Ukraine helped amid economic reforms backed by the International Monetary Fund. Also contributing were underweighted positions in select countries with relatively high credit quality, as these bonds generally underperformed lower-quality debt over the period. Among the fund's few detractors were modest out-of-index holdings in U.S. Treasuries – which we used for liquidity and duration purposes – along with an average 5% cash position and a small overweighting in unhedged local currency. An underweighting in oil-rich outperformer Ecuador also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Countries as of December 31, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Argentina	12.5	13.2
Mexico	9.5	9.6
Netherlands	7.7	4.7
Turkey	6.5	6.2
Indonesia	5.7	6.6

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of December 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Petroleos Mexicanos	6.4	4.9
Turkish Republic	5.5	5.6
Argentine Republic	4.6	6.6
Brazilian Federative Republic	4.1	4.5
Indonesian Republic	3.9	4.7
	24.5

Asset Allocation (% of fund's net assets)

As of December 31, 2016
Corporate Bonds	37.8%
Government Obligations	53.1%
Stocks	0.5%
Preferred Securities	1.8%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

As of June 30, 2016
Corporate Bonds	35.6%
Government Obligations	56.1%
Preferred Securities	1.5%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

Investments December 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.8%
		Principal Amount(a)	Value
Argentina - 4.8%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (b)		$305,760	$329,181
Arcor SAIC 6% 7/6/23 (b)		115,000	119,888
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,060,000	1,128,900
Banco Macro SA 6.75% 11/4/26 (b)(c)		175,000	165,813
Cablevision SA 6.5% 6/15/21 (b)		150,000	152,438
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	39,200
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		170,000	179,988
Pan American Energy LLC 7.875% 5/7/21 (b)		610,000	640,500
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		802,841	863,054
YPF SA:
8.5% 3/23/21 (b)		830,000	890,258
8.75% 4/4/24 (b)		1,025,000	1,062,413

TOTAL ARGENTINA			5,571,633

Azerbaijan - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		645,000	694,665
Bailiwick of Jersey - 0.4%
Polyus Gold International Ltd. 5.625% 4/29/20 (b)		450,000	469,616
Bangladesh - 0.5%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		600,000	633,720
Bermuda - 0.3%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		200,000	199,000
7.875% 8/1/21 (b)		200,000	199,000

TOTAL BERMUDA			398,000

Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (b)		260,000	260,710
Globo Comunicacao e Participacoes SA 5.307% 5/11/22 (Reg. S) (d)		200,000	200,000

TOTAL BRAZIL			460,710

British Virgin Islands - 0.7%
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		800,000	786,400
Canada - 1.0%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		815,000	819,075
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		220,000	248,600
10% 11/2/21 pay-in-kind (b)(c)		45,000	50,850
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		420,000	0

TOTAL CANADA			1,118,525

Cayman Islands - 0.3%
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	209,780
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		280,000	163,100

TOTAL CAYMAN ISLANDS			372,880

Cyprus - 0.2%
Global Ports Finance PLC 6.872% 1/25/22 (b)		200,000	206,000
Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		200,000	200,038
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		200,000	208,290
JSC BGEO Group 6% 7/26/23 (b)		425,000	425,000
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	212,972

TOTAL GEORGIA			846,262

Indonesia - 1.6%
PT Pertamina Persero:
4.3% 5/20/23 (b)		200,000	198,918
4.875% 5/3/22 (b)		200,000	205,425
5.25% 5/23/21 (b)		235,000	247,287
5.625% 5/20/43 (b)		200,000	184,016
5.625% 5/20/43 (Reg. S)		400,000	368,032
6% 5/3/42 (b)		200,000	192,204
6.5% 5/27/41 (b)		400,000	409,881

TOTAL INDONESIA			1,805,763

Ireland - 0.3%
EDC Finance Ltd. 4.875% 4/17/20 (b)		400,000	406,464
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		200,000	214,500
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (b)		100,000	108,660

TOTAL KAZAKHSTAN			323,160

Korea (South) - 0.1%
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	11,900,000	174,165
Luxembourg - 3.1%
EVRAZ Group SA:
6.5% 4/22/20 (b)		400,000	418,816
8.25% 1/28/21 (Reg. S)		400,000	439,520
9.5% 4/24/18 (Reg. S)		150,000	160,500
MHP SA 8.25% 4/2/20 (b)		200,000	192,000
Millicom International Cellular SA 6.625% 10/15/21 (b)		600,000	629,718
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		825,000	835,313
6.875% 1/20/40		580,000	497,756
SB Capital SA 5.5% 2/26/24 (b)(c)		250,000	254,063
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	207,000

TOTAL LUXEMBOURG			3,634,686

Mexico - 8.0%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,500,000	284,164
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		200,000	204,000
7.5% 3/13/19 (b)		200,000	208,300
Metalsa SA de CV 4.9% 4/24/23 (b)		305,000	290,131
Petroleos Mexicanos:
3.5% 1/30/23		235,000	215,730
4.625% 9/21/23 (b)		625,000	608,000
4.875% 1/24/22		675,000	677,025
4.875% 1/18/24		290,000	281,187
5.5% 1/21/21		320,000	329,200
5.5% 6/27/44		240,000	199,728
6.375% 2/4/21 (b)		170,000	181,050
6.375% 1/23/45		940,000	855,400
6.5% 6/2/41		1,900,000	1,779,445
6.625% (b)(f)		1,045,000	982,300
6.75% 9/21/47 (b)		1,038,000	980,702
6.875% 8/4/26 (b)		450,000	474,750
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		200,000	198,500
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		600,000	534,000
7.625% 9/18/20 (Reg S.)		100,000	79,000

TOTAL MEXICO			9,362,612

Netherlands - 7.1%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		200,000	166,020
GTB Finance BV 6% 11/8/18 (b)		800,000	798,064
GTH Finance BV:
6.25% 4/26/20 (b)		400,000	419,198
7.25% 4/26/23 (b)		800,000	857,616
HSBK BV:
7.25% 5/3/17 (b)		200,000	201,900
7.25% 5/3/17 (Reg. S)		100,000	100,950
Metinvest BV:
10.5% 11/28/17 (b)		887,765	798,988
10.5% 11/28/17 (Reg. S)		252,744	227,470
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		430,000	417,100
Petrobras Global Finance BV:
3% 1/15/19		500,000	487,350
3.02% 1/15/19 (c)		420,000	412,432
8.375% 5/23/21		1,585,000	1,707,838
8.75% 5/23/26		480,000	517,800
VTR Finance BV 6.875% 1/15/24 (b)		200,000	206,500
Zhaikmunai International BV 7.125% 11/13/19 (b)		930,000	905,774

TOTAL NETHERLANDS			8,225,000

Nigeria - 0.8%
Zenith Bank PLC 6.25% 4/22/19 (b)		900,000	876,402
Peru - 0.4%
Compania Minera Ares SAC 7.75% 1/23/21 (b)		400,000	429,000
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		270,000	251,100
Turkey - 1.0%
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		400,000	408,696
Turkiye Garanti Bankasi A/S 4% 9/13/17 (b)		200,000	200,540
Turkiye Halk Bankasi A/S 4.875% 7/19/17 (b)		200,000	200,520
Turkiye Is Bankasi A/S 3.75% 10/10/18 (b)		200,000	197,000
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		200,000	192,050

TOTAL TURKEY			1,198,806

United Kingdom - 0.8%
Afren PLC:
6.625% 12/9/20 (b)(e)		195,167	39
10.25% 4/8/19 (Reg. S) (e)		585,502	117
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		300,000	293,250
Ferrexpo Finance PLC 10.375% 4/7/19 (b)		450,000	450,000
Vedanta Resources PLC 6% 1/31/19 (b)		200,000	200,500

TOTAL UNITED KINGDOM			943,906

United States of America - 2.0%
CEMEX Finance LLC 6% 4/1/24 (b)		200,000	205,500
Citgo Holding, Inc. 10.75% 2/15/20 (b)		195,000	209,138
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,660,000	1,635,100
6.625% 6/15/38		25,000	24,188
Southern Copper Corp. 7.5% 7/27/35		250,000	288,725

TOTAL UNITED STATES OF AMERICA			2,362,651

Venezuela - 2.0%
Petroleos de Venezuela SA:
5.375% 4/12/27		475,000	176,938
5.5% 4/12/37		165,000	60,638
6% 5/16/24 (b)		900,000	352,125
6% 11/15/26 (b)		825,000	317,625
8.5% 11/2/17 (b)		281,667	223,221
8.5% 11/2/17 (Reg. S)		80,000	63,400
9.75% 5/17/35 (b)		1,895,000	900,125
12.75% 2/17/22 (b)		300,000	185,250

TOTAL VENEZUELA			2,279,322

TOTAL NONCONVERTIBLE BONDS
(Cost $44,408,712)			44,031,486

Government Obligations - 53.1%
Argentina - 7.7%
Argentine Republic:
6.25% 4/22/19 (b)		1,735,000	1,852,113
6.875% 4/22/21 (b)		2,845,000	3,029,925
7.5% 4/22/26 (b)		495,000	519,750
Buenos Aires Province:
9.375% 9/14/18 (b)		125,000	137,500
9.95% 6/9/21 (b)		500,000	562,100
10.875% 1/26/21 (Reg. S)		1,350,000	1,549,125
City of Buenos Aires 8.95% 2/19/21 (b)		275,000	306,625
Provincia de Cordoba:
7.125% 6/10/21 (b)		700,000	719,250
12.375% 8/17/17 (b)		277,000	292,235

TOTAL ARGENTINA			8,968,623

Armenia - 0.7%
Republic of Armenia:
6% 9/30/20 (b)		600,000	618,300
7.15% 3/26/25 (b)		200,000	209,824

TOTAL ARMENIA			828,124

Belarus - 1.3%
Belarus Republic 8.95% 1/26/18		1,510,000	1,557,112
Brazil - 4.1%
Brazilian Federative Republic:
4.25% 1/7/25		600,000	561,000
5.625% 1/7/41		1,040,000	925,288
6% 4/7/26		330,000	341,550
7.125% 1/20/37		1,215,000	1,266,638
8.25% 1/20/34		1,455,000	1,680,816

TOTAL BRAZIL			4,775,292

Colombia - 1.9%
Colombian Republic:
4.375% 3/21/23	COP	2,225,000,000	645,638
5% 6/15/45		200,000	189,750
5.625% 2/26/44		200,000	206,000
6.125% 1/18/41		115,000	124,200
7.375% 9/18/37		275,000	334,125
10.375% 1/28/33		490,000	711,725

TOTAL COLOMBIA			2,211,438

Congo - 0.4%
Congo Republic 4% 6/30/29 (d)		694,450	435,538
Costa Rica - 0.5%
Costa Rican Republic:
7% 4/4/44 (b)		400,000	365,548
7.158% 3/12/45 (b)		200,000	185,320

TOTAL COSTA RICA			550,868

Croatia - 1.1%
Croatia Republic:
5.5% 4/4/23 (b)		200,000	211,024
6% 1/26/24 (b)		400,000	433,500
6.375% 3/24/21 (b)		450,000	490,365
6.625% 7/14/20 (b)		175,000	190,341

TOTAL CROATIA			1,325,230

Dominican Republic - 2.0%
Dominican Republic:
2.125% 8/30/24 (c)		1,000,000	933,750
6.85% 1/27/45 (b)		255,000	240,904
6.875% 1/29/26 (b)		365,000	379,443
7.45% 4/30/44 (b)		455,000	459,550
7.5% 5/6/21 (b)		325,000	352,736

TOTAL DOMINICAN REPUBLIC			2,366,383

Ecuador - 0.4%
Ecuador Republic:
9.65% 12/13/26 (b)		200,000	204,500
10.75% 3/28/22 (b)		250,000	271,250

TOTAL ECUADOR			475,750

Egypt - 0.4%
Arab Republic 5.875% 6/11/25 (b)		200,000	181,428
Arab Republic of Egypt:
5.875% 6/11/25		200,000	181,428
6.875% 4/30/40 (b)		100,000	86,838

TOTAL EGYPT			449,694

El Salvador - 0.2%
El Salvador Republic 7.65% 6/15/35 (Reg. S)		215,000	199,413
Hungary - 0.3%
Hungarian Republic 7.625% 3/29/41		264,000	368,874
Indonesia - 3.7%
Indonesian Republic:
4.75% 1/8/26 (b)		200,000	206,457
5.25% 1/17/42 (b)		200,000	201,563
5.95% 1/8/46 (b)		200,000	220,817
6.625% 2/17/37 (b)		375,000	433,626
6.75% 1/15/44 (b)		200,000	242,071
7.75% 1/17/38 (b)		755,000	968,873
8.375% 3/15/24	IDR	10,337,000,000	784,530
8.5% 10/12/35 (Reg. S)		775,000	1,051,359
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		200,000	201,000

TOTAL INDONESIA			4,310,296

Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,300,000	1,078,940
Ivory Coast - 0.7%
Ivory Coast 5.75% 12/31/32		816,750	754,865
Kazakhstan - 0.2%
Kazakhstan Republic 6.5% 7/21/45 (b)		200,000	229,000
Kenya - 0.2%
Republic of Kenya 6.875% 6/24/24 (b)		200,000	188,578
Lebanon - 2.0%
Lebanese Republic:
4% 12/31/17		585,500	577,449
5% 10/12/17		320,000	319,840
5.15% 11/12/18		250,000	247,375
5.45% 11/28/19		330,000	321,420
6% 5/20/19		150,000	149,685
6.375% 3/9/20		230,000	230,336
9% 3/20/17		510,000	513,756

TOTAL LEBANON			2,359,861

Mexico - 1.5%
United Mexican States:
4.75% 3/8/44		467,000	424,643
6.05% 1/11/40		502,000	542,913
6.5% 6/10/21	MXN	10,985,000	516,736
6.75% 9/27/34		235,000	278,475

TOTAL MEXICO			1,762,767

Netherlands - 0.6%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		694,375	702,478
Nigeria - 0.2%
Central Bank of Nigeria warrants 11/15/20 (g)		250	19,805
Republic of Nigeria:
5.125% 7/12/18 (b)		145,000	147,241
6.75% 1/28/21 (b)		50,000	50,413

TOTAL NIGERIA			217,459

Pakistan - 0.9%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		640,000	677,377
8.25% 4/15/24 (b)		200,000	216,943
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		200,000	202,982

TOTAL PAKISTAN			1,097,302

Panama - 0.3%
Panamanian Republic:
6.7% 1/26/36		85,000	103,148
8.875% 9/30/27		75,000	102,938
9.375% 4/1/29		120,000	169,200

TOTAL PANAMA			375,286

Peru - 1.4%
Peruvian Republic:
4% 3/7/27 (d)		380,000	380,000
6.35% 8/12/28 (b)	PEN	1,545,000	453,289
8.2% 8/12/26 (Reg. S)	PEN	2,235,000	749,948

TOTAL PERU			1,583,237

Romania - 0.1%
Romanian Republic 4.375% 8/22/23 (b)		130,000	133,770
Russia - 3.8%
Russian Federation:
4.875% 9/16/23 (b)		400,000	421,368
5.875% 9/16/43 (b)		1,000,000	1,105,000
7.5% 3/15/18	RUB	36,360,000	588,486
12.75% 6/24/28 (Reg. S)		1,335,000	2,266,990

TOTAL RUSSIA			4,381,844

Rwanda - 0.2%
Republic of Rwanda 6.625% 5/2/23 (b)		200,000	197,674
Serbia - 0.7%
Republic of Serbia:
4.875% 2/25/20 (b)		200,000	203,204
5.875% 12/3/18 (b)		200,000	209,151
6.75% 11/1/24 (b)		168,040	170,214
6.75% 11/1/24 (Reg. S)		45,416	46,004
7.25% 9/28/21 (b)		200,000	223,000

TOTAL SERBIA			851,573

Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		200,000	202,063
6.25% 10/4/20 (b)		275,000	281,877
6.25% 7/27/21 (b)		250,000	253,701

TOTAL SRI LANKA			737,641

Turkey - 5.5%
Turkish Republic:
3.25% 3/23/23		200,000	177,250
5.125% 3/25/22		220,000	218,328
5.625% 3/30/21		410,000	420,414
6.25% 9/26/22		405,000	420,613
6.75% 5/30/40		400,000	402,600
6.875% 3/17/36		835,000	858,898
7% 6/5/20		415,000	445,595
7.25% 3/5/38		620,000	661,230
7.375% 2/5/25		885,000	970,181
7.5% 11/7/19		325,000	353,438
8% 2/14/34		250,000	285,300
9.4% 7/8/20	TRY	2,685,000	732,363
11.875% 1/15/30		315,000	471,738

TOTAL TURKEY			6,417,948

Ukraine - 1.6%
Ukraine Government:
0% 5/31/40 (b)(c)		353,000	106,211
7.75% 9/1/19 (b)		100,000	100,540
7.75% 9/1/20 (b)		743,000	732,643
7.75% 9/1/21 (b)		231,000	225,562
7.75% 9/1/22 (b)		231,000	223,592
7.75% 9/1/23 (b)		231,000	221,760
7.75% 9/1/24 (b)		113,000	107,350
7.75% 9/1/26 (b)		100,000	93,550
7.75% 9/1/27 (b)		100,000	92,862

TOTAL UKRAINE			1,904,070

United States of America - 3.5%
U.S. Treasury Notes 2% 11/15/26		4,200,000	4,034,466
Uruguay - 0.3%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		300,000	377,654
Venezuela - 2.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		5,800	13,050
9.25% 9/15/27		1,725,000	875,438
11.95% 8/5/31 (Reg. S)		1,920,000	1,070,400
12.75% 8/23/22		495,000	306,900
13.625% 8/15/18		95,000	76,760

TOTAL VENEZUELA			2,342,548

Vietnam - 1.2%
Vietnamese Socialist Republic:
2.0625% 3/13/28 (c)		45,000	39,218
4% 3/12/28 (d)		1,170,000	1,167,976
6.75% 1/29/20 (b)		140,000	151,654

TOTAL VIETNAM			1,358,848

TOTAL GOVERNMENT OBLIGATIONS
(Cost $61,901,179)			61,910,444
		Shares	Value

Common Stocks - 0.5%
Canada - 0.5%
Pacific Exploration and Production Corp.		7,409	324,083
Pacific Exploration and Production Corp. Class D		5,500	240,580

TOTAL CANADA

TOTAL COMMON STOCKS
(Cost $1,028,214)			564,663
		Principal Amount(a)	Value

Sovereign Loan Participations - 0.4%
Indonesia - 0.4%
Indonesian Republic loan participation:
Goldman Sachs 1.9375% 12/14/19 (c)		333,333	330,000
Mizuho 1.9375% 12/14/19 (c)		93,103	92,172

TOTAL INDONESIA

TOTAL SOVEREIGN LOAN PARTICPATIONS
(Cost $417,051)			422,172

Preferred Securities - 1.8%
Cayman Islands - 1.6%
Banco Do Brasil SA 9% (b)(c)(f)		200,000	188,692
BBVA Bancomer SA (Cayman Islands) 6.008% 5/17/22 (b)(c)		55,000	55,411
Cosan Overseas Ltd. 8.25% (f)		560,000	565,476
CSN Islands XII Corp. 7% (Reg. S) (f)		450,000	228,038
Odebrecht Finance Ltd. 7.5% (b)(f)		1,450,000	875,438

TOTAL CAYMAN ISLANDS			1,913,055

Luxembourg - 0.2%
Magnesita Finance Ltd. 8.625% (b)(f)		215,000	205,998
TOTAL PREFERRED SECURITIES
(Cost $2,574,012)			2,119,053
		Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.60% (h)
(Cost $4,731,871)		4,731,603	4,732,549
TOTAL INVESTMENT PORTFOLIO - 97.6%
(Cost $115,061,039)			113,780,367
NET OTHER ASSETS (LIABILITIES) - 2.4%			2,742,661
NET ASSETS - 100%			$116,523,028

Currency Abbreviations

COP – Colombian peso

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

TRY – Turkish Lira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,161,159 or 45.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Quantity represents share amount.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,367
Total	$22,367

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$564,663	$564,663	$--	$--
Corporate Bonds	44,031,486	--	44,031,330	156
Government Obligations	61,910,444	--	61,517,394	393,050
Sovereign Loan Participations	422,172	--	--	422,172
Preferred Securities	2,119,053	--	2,119,053	--
Money Market Funds	4,732,549	4,732,549	--	--
Total Investments in Securities:	$113,780,367	$5,297,212	$107,667,777	$815,378

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	3.5%
AAA,AA,A	2.8%
BBB	16.7%
BB	23.5%
B	31.8%
CCC,CC,C	8.8%
Not Rated	6.0%
Equities	0.5%
Short-Term Investments and Net Other Assets	6.4%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $110,329,168)	$109,047,818
Fidelity Central Funds (cost $4,731,871)	4,732,549
Total Investments (cost $115,061,039)		$113,780,367
Cash		599,142
Receivable for investments sold		680,788
Receivable for fund shares sold		146,782
Interest receivable		1,959,297
Distributions receivable from Fidelity Central Funds		2,042
Total assets		117,168,418
Liabilities
Payable for investments purchased	$599,142
Payable for fund shares redeemed	42,668
Other payables and accrued expenses	3,580
Total liabilities		645,390
Net Assets		$116,523,028
Net Assets consist of:
Paid in capital		$118,252,958
Undistributed net investment income		1,345,316
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,790,649)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,284,597)
Net Assets, for 11,873,171 shares outstanding		$116,523,028
Net Asset Value, offering price and redemption price per share ($116,523,028 ÷ 11,873,171 shares)		$9.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Dividends		$227,001
Interest		8,425,559
Income from Fidelity Central Funds		22,367
Income before foreign taxes withheld		8,674,927
Less foreign taxes withheld		(3,977)
Total income		8,670,950
Expenses
Custodian fees and expenses	$15,040
Independent trustees' fees and expenses	477
Total expenses before reductions	15,517
Expense reductions	(1,379)	14,138
Net investment income (loss)		8,656,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(819,013)
Fidelity Central Funds	279
Foreign currency transactions	(13,595)
Total net realized gain (loss)		(832,329)
Change in net unrealized appreciation (depreciation) on: Investment securities	8,982,607
Assets and liabilities in foreign currencies	(172)
Total change in net unrealized appreciation (depreciation)		8,982,435
Net gain (loss)		8,150,106
Net increase (decrease) in net assets resulting from operations		$16,806,918

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,656,812	$8,365,554
Net realized gain (loss)	(832,329)	(1,851,146)
Change in net unrealized appreciation (depreciation)	8,982,435	(4,135,327)
Net increase (decrease) in net assets resulting from operations	16,806,918	2,379,081
Distributions to shareholders from net investment income	(7,943,974)	(7,294,287)
Share transactions
Proceeds from sales of shares	4,295,812	4,439,681
Reinvestment of distributions	7,943,974	7,294,279
Cost of shares redeemed	(7,659,671)	(7,863,469)
Net increase (decrease) in net assets resulting from share transactions	4,580,115	3,870,491
Total increase (decrease) in net assets	13,443,059	(1,044,715)
Net Assets
Beginning of period	103,079,969	104,124,684
End of period	$116,523,028	$103,079,969
Other Information
Undistributed net investment income end of period	$1,345,316	$1,430,230
Shares
Sold	440,420	471,526
Issued in reinvestment of distributions	818,723	776,584
Redeemed	(793,922)	(841,013)
Net increase (decrease)	465,221	407,097

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Debt Central Fund

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.04	$9.47	$9.94	$11.21	$9.98
Income from Investment Operations
Net investment income (loss)A	.754	.744	.702	.711	.743
Net realized and unrealized gain (loss)	.707	(.526)	(.501)	(1.070)	1.287
Total from investment operations	1.461	.218	.201	(.359)	2.030
Distributions from net investment income	(.691)	(.648)	(.627)	(.650)	(.680)
Distributions from net realized gain	–	–	(.044)	(.261)	(.120)
Total distributions	(.691)	(.648)	(.671)	(.911)	(.800)
Net asset value, end of period	$9.81	$9.04	$9.47	$9.94	$11.21
Total ReturnB	16.50%	2.26%	1.81%	(3.22)%	20.99%
Ratios to Average Net AssetsC,D
Expenses before reductions	.01%	.01%	.01%	.02%	.01%
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	7.80%	7.89%	6.96%	6.69%	6.99%
Supplemental Data
Net assets, end of period (000 omitted)	$116,523	$103,080	$104,125	$76,240	$114,200
Portfolio turnover rateE	48%	39%	42%	35%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2016

1. Organization.

Fidelity Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,971,137
Gross unrealized depreciation	(5,293,355)
Net unrealized appreciation (depreciation) on securities	$(322,218)
Tax Cost	$114,102,585

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$349,266
Capital loss carryforward	$(1,752,997)
Net unrealized appreciation (depreciation) on securities and other investments	$(326,143)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(330,981)
Long-term	(1,422,016)
Total capital loss carryforward	$(1,752,997)

The tax character of distributions paid was as follows:

	December 31, 2016	December 31, 2015
Ordinary Income	$7,943,974	$ 7,294,287

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $48,854,950 and $43,913,819, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $477.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $902.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hanover Street Trust and Shareholders of Fidelity Emerging Markets Debt Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Emerging Markets Debt Central Fund (a fund of Fidelity Hanover Street Trust) as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Emerging Markets Debt Central Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 16, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 169 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2007

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2007

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2007

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2007

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Actual	.0168%	$1,000.00	$1,032.20	$.09
Hypothetical-C		$1,000.00	$1,025.05	$.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Debt Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FMRC, the sub-advisers (together with FMRC, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EMC-ANN-0217
1.926205.105

Item 2.

Code of Ethics

As of the end of the period, December 31, 2016, Fidelity Hanover Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Debt Central Fund (the “Fund”):

Services Billed by PwC

December 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$67,000	$-	$3,500	$3,000

December 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$62,000	$-	$3,300	$500

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2016A	December 31, 2015A
Audit-Related Fees	$6,240,000	$5,290,000
Tax Fees	$10,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2016 A	December 31, 2015 A
PwC	$8,220,000	$5,650,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 24, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 24, 2017